FAIR VALUE HIERARCHY - Reconciliations of significant assets and liabilities categorized within Level 3 (Details) ₫ in Millions	12 Months Ended
	Dec. 31, 2024 VND (₫) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 VND (₫)	Dec. 31, 2024 USD ($)
Storedot Ltd
FAIR VALUE HIERARCHY
Equity interest	3.75%			3.75%
Equivalent series D preference shares | shares	2,219,970	2,219,970
Financial liability at fair value through profit or loss
FAIR VALUE HIERARCHY
Financial liabilities, Non-current portion, As of beginning			₫ 15,180,723
Financial liabilities, Non-current portion, Net change in fair value during the year			3,077,340
Financial liabilities, Non-current portion, Reclassification			(18,258,063)
Financial liabilities, Current portion, As of beginning	₫ 19,448,538
Financial liabilities, Current portion, Initial recognition during the year			1,190,475
Financial liabilities, Current portion, Net change in fair value during the year	3,361,549
Financial liabilities, Current portion, Reclassification			18,258,063
Financial liabilities, Current portion, Payment	(1,190,475)
Financial liabilities, Current portion, As of ending	21,619,612	$ 888,416,355	19,448,538
Financial liabilities in respect of DPS2
FAIR VALUE HIERARCHY
Financial liabilities, As of beginning	18,258,063		15,180,723
Financial liabilities, Net change in fair value during the year	3,361,549		3,077,340
Financial liabilities, As of ending	21,619,612	888,416,355	18,258,063
Convertible debenture
FAIR VALUE HIERARCHY
Financial liabilities, As of beginning	1,190,475
Financial liabilities, Initial recognition during the year			1,190,475
Financial liabilities, Payment	(1,190,475)
Financial liabilities, As of ending			1,190,475
Financial asset at fair value through profit or loss
FAIR VALUE HIERARCHY
Financial assets, Non-current portion, As of beginning	984,164		1,581,770
Financial assets, Non-current portion, Net change in fair value during the year	(66,124)		(630,208)
Financial assets, Non-current portion, Reclassification			32,602
Financial assets, Non-current portion, As of ending	918,040	37,725,087	984,164
Financial assets, Current portion, As of beginning	548,010		565,320
Financial assets, Current portion, Net change in fair value during the year	(362,223)		15,292
Financial assets, Current portion, Reclassification			(32,602)
Financial assets, Current portion, As of ending	185,787	7,634,559	548,010
Derivative asset - cross-currency interest rate swaps contract
FAIR VALUE HIERARCHY
Financial assets, As of beginning	614,134		1,229,050
Financial assets, Net change in fair value during the year	(428,347)		(614,916)
Financial assets, As of ending	185,787	7,634,559	614,134
Other investments
FAIR VALUE HIERARCHY
Financial assets, As of beginning	918,040		918,040
Financial assets, As of ending	918,040	$ 37,725,087	918,040
Cross currency interest rate swaps contract
FAIR VALUE HIERARCHY
Fair value of the derivative liabilities and derivative assets	₫ 185,800		₫ 614,100	$ 7,600,000